Financial Instruments with Off-Balance Sheet Risk - Summary of Financial Instruments whose Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 849	$ 972
Commitments to Extend Credit [Member]
Off Balance Sheet Financing [Line Items]
Fair value of financial instruments	$ 177,354	$ 162,763